Shareholder Fees - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO	Jun. 29, 2024 USD ($)
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | Fidelity Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none